DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Treasury stock	(197,209)	(137,706)	(38,268)
Common Stock - Outstanding	103,618,976	103,476,847	103,397,699
Common Stock
Beginning balance	103,614,553	103,435,967	103,193,303
Issuance of stock	201,632	178,586	242,664
Balance at end of year	103,816,185	103,614,553	103,435,967
Preferred Stock
Beginning balance	2,006,391	2,006,391	2,006,391
Balance at end of year	2,006,391	2,006,391	2,006,391